Related Party Transactions (Details) - Schedule of Net Outstanding Balances With Related Parties - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Taizhou Huadi Industrial Ltd. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Accounts payable	$ 3,692,394	$ 2,439,105
Taizhou Huadi Material Technology Co. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advance from customer	385,605	395,498
Wenzhou Maituo International Trade Ltd. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advance from customer	623,629
Huashang Micro Finance Co. [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Advance from customer	6,462
Di Wang [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Due to related parties – current portion		(281,156)
Jueqin Wang [Member]
Schedule of Net Outstanding Balances With Related Parties [Line Items]
Due to related parties – current portion		(325,830)
Due to related parties – noncurrent portion	$ (317,680)